TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Common stock	$ 1,395,000	$ 1,395,001
Cash	645,000	645,000
Assets acquired	(911,294)	(911,294)
Liabilities acquired	939,375	939,375
Non-controlling interest	1,960,000	1,960,000
EZ-Clone equity	(605,000)	(605,000)
Total purchase price	$ 3,423,081	$ 3,423,081